Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 691	$ 823	$ 15,191	$ 1,432
Cost of revenues	429	748	1,315	1,223
Gross Profit	262	75	13,876	209
Operating expenses:
Research and development	1,901	1,002	3,534	1,812
General, administrative and marketing	1,424	986	3,379	2,017
Operating income (loss)	(3,063)	(1,913)	6,963	(3,620)
Financial income	72	9	122	26
Financial expenses	(8)	(2)	(27)	(6)
Exchange differences	(39)	(65)	28	28
Financial income (expenses), net	25	(58)	123	48
Net income (loss) for the period	$ (3,038)	$ (1,971)	$ 7,086	$ (3,572)
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.3)	$ (0.28)	$ 0.76	$ (0.52)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.3)	$ (0.28)	$ 0.58	$ (0.52)
Weighted average ordinary shares outstanding used in computation of basic net income (loss) per share (in Shares)	10,201,231	6,958,109	9,315,817	6,809,666
Weighted average ordinary shares outstanding used in computation of diluted net income (loss) per share (in Shares)	10,201,231	6,958,109	12,173,715	6,809,666